14. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2018 USD ($)
Tax credit carryforwards	$ 0
2016 [Member]
Net operating loss carryforward	$ 1,618,386
Operating loss carryforward expiration date	Dec. 31, 2036
2017 [Member]
Net operating loss carryforward	$ 2,182,354
Operating loss carryforward expiration date	Dec. 31, 2037
2018 [Member]
Net operating loss carryforward	$ 3,060,443
Operating loss carryforward expiration date	Dec. 31, 2038